Accumulated Losses (Tables)	12 Months Ended
Jun. 30, 2020
ACCUMULATED LOSSES
Schedule of Accumulated Losses

2020 $
Balance at the beginning of the financial year	(129,737,550)
Add: Initial adoption of IFRS 16	(14,712)
Add: net loss attributable to owners of Genetic Technologies Limited	(6,098,930)
Balance at the end of the financial year	(135,851,192)